Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits From Customers [Abstract]
Summary of Customer Deposits Segregation

Customer deposits are segregated as follows:

	As at December 31,
	2017	2016
	$000's	$000's
Cash - customer deposits	227,098	138,225
Current investments - customer deposits	122,668	228,510
Total	349,766	366,735
Customer deposits liability	349,766	366,735